UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-08560

                         GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO International Growth Fund, Inc. Annual Report — December 31, 2014

Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. decreased 5.5% compared with a decrease of 4.9% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2014.

Performance Discussion (Unaudited)

We purchase attractively valued companies that we believe have the opportunity to grow earnings more rapidly than average within that company’s local market. We pay close attention to a company’s market position, management, and balance sheet, with particular emphasis on the ability of the company to finance its growth. Generally, we value a company relative to its local market, but where appropriate, we will attempt to benefit from valuation discrepancies between markets. Our primary focus is on security selection and not country allocation, but the Fund will remain diversified by sector and geography. Country allocation is likely to reflect broad, economic, financial, and currency trends, as well as relative size of the market.

The Fund is focused on developed countries and not the emerging markets. We have concentrated the Fund’s investments in the Japan (26.2% of net assets as of December 31, 2014), the United Kingdom (18.7%), Switzerland (18.5%), France (10.1%), and Hong Kong (6.6%). Our exposure to the Japanese markets hurt performance in 2014. Japan slipped back into recession as confidence in Abenomics, an agenda largely focused on stimulus measures, waned. Rising sales taxes, intended to increase government revenues, have been blamed for triggering the downturn by deterring consumer spending.

The financial markets were pretty steady in 2014. Stocks and bonds traded in relatively narrow ranges. Like 2013, the market did not have a full 10% correction, although it came close. Interest rates surprised by quietly falling. Stocks rose through a combination of rising earnings and expanding valuations.

Some of our stronger performing stocks were Naspers Ltd. (3.3% of net assets as of December 31, 2014), a multinational media group whose segments include Internet, pay television, print media and related technology in emerging markets; Novartis AG (3.4%), a Swiss healthcare solutions provider with a large portfolio consisting of medicines, eye care, generic pharmaceuticals, vaccines and diagnostic tools; and Unicharm Corp. (2.2%), a Japanese company mainly engaged in the manufacture and sale of diapers, sanitary health, and pet care products.

Some of our weaker holdings were Kinnevik Investment AB (2.9%), an investment company which manages a portfolio of listed holdings, primarily in the telecommunications and media sectors. In addition, the company invests in small and mid-size companies with significant growth potential, focusing primarily on online, microfinance, and agriculture businesses; Yahoo! Japan Corp. (1.0%), a Japanese internet company formed as a joint venture between the American internet company Yahoo! and the Japanese internet company SoftBank; and Rio Tinto plc (2.5%), an international mining company. Rio Tinto’s business is finding, mining, and processing mineral resources including aluminum, copper, diamonds, gold, and iron ore.

We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
President
February 20, 2015

Comparative Results

	Average Annual Returns through December 31, 2014 (a) (Unaudited)			Since
	1 Year	5 Year	10 Year	Inception (6/30/95)
Class AAA (GIGRX)	(5.45)%	5.94%	4.50%	6.62%
MSCI EAFE Index	(4.90)	5.33	4.43	5.02
Lipper International Large-Cap Growth Fund Classification	(3.62)	5.61	5.49	6.61
Lipper International Multi-Cap Growth Fund Classification	(4.95)	5.55	4.47	8.39
Class A (GAIGX)	(5.43)	5.96	4.54	6.72
With sales charge (b)	(10.87)	4.71	3.93	6.40
Class C (GCIGX)	(6.16)	5.16	3.75	6.01
With contingent deferred sales charge (c)	(7.10)	5.16	3.75	6.01
Class I (GIIGX)	(4.90)	6.30	4.73	6.74

In the current prospectuses dated April 30, 2014, as amended August 25, 2014, the expense ratios for Class AAA, A, C, and I Shares are 2.24%, 2.24%, 2.99%, and 1.99%, respectively, and the net expense ratios in the current prospectuses for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.24%, 2.24%, 2.99%, and 1.00%, respectively. See page 10 for the expense ratios for the year ended December 31, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

GAMCO INTERNATIONAL GROWTH FUND (CLASS AAA SHARES)

AND MSCI EAFE INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GAMCO International Growth Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2014 through December 31, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2014.

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratio	Expenses Paid During Period*
GAMCO International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 911.60	2.21%	$10.65
Class A	$1,000.00	$ 911.50	2.21%	$10.65
Class C	$1,000.00	$ 908.10	2.96%	$14.24
Class I	$1,000.00	$ 915.50	1.33%	$ 6.42
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.06	2.21%	$11.22
Class A	$1,000.00	$1,014.06	2.21%	$11.22
Class C	$1,000.00	$1,010.28	2.96%	$15.00
Class I	$1,000.00	$1,018.50	1.33%	$ 6.77

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2014:

GAMCO International Growth Fund, Inc.

Consumer Staples	24.2%
Consumer Discretionary	18.5%
Health Care	14.1%
Industrials	13.1%
Materials	10.2%
Financials	9.3%

Information Technology	5.3%
Energy	2.9%
Telecommunication Services	2.3%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC website at www.sec.gov.

GAMCO International Growth Fund, Inc.

Schedule of Investments — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	CONSUMER STAPLES — 24.2%
8,000	Associated British Foods plc	$243,639	$391,113
9,000	British American Tobacco plc	225,291	487,719
7,000	Chr Hansen Holding A/S	265,088	310,124
4,500	Danone SA	290,710	294,202
24,700	Diageo plc	272,453	707,584
3,000	FamilyMart Co. Ltd.	139,258	112,992
5,000	Heineken NV	238,725	355,039
3,300	Henkel AG & Co. KGaA	282,412	319,667
17,300	Japan Tobacco Inc.	487,912	476,144
2,500	L’Oreal SA	268,794	418,431
10,600	Nestlé SA	534,539	772,751
3,000	Pernod Ricard SA	97,551	333,414
15,000	Shiseido Co. Ltd.	263,632	210,366
7,000	Toyo Suisan Kaisha Ltd.	217,224	225,392
24,000	Unicharm Corp.	372,206	575,258
7,472	Wesfarmers Ltd.	258,602	252,984

	TOTAL CONSUMER STAPLES	4,458,036	6,243,180

	CONSUMER DISCRETIONARY — 18.5%
8,100	Accor SA	247,273	364,104
450,000	China Travel International Investment Hong Kong Ltd.	153,358	155,467
3,000	Christian Dior SA	222,942	513,416
10,000	Compagnie Financiere Richemont SA	175,876	886,586
1,200	Fast Retailing Co. Ltd.	222,590	436,674
170	Hermes International	59,567	60,534
6,000	Honda Motor Co. Ltd.	237,884	176,030
9,000	Liberty Global plc, Cl. C†	326,297	434,790
6,500	Naspers Ltd., Cl. N	325,359	840,809
25,000	Rakuten Inc.†	278,382	347,645
65,000	SJM Holdings Ltd.	130,754	102,758
5,000	The Swatch Group AG	290,173	432,509

	TOTAL CONSUMER DISCRETIONARY	2,670,455	4,751,322

	HEALTH CARE — 14.1%
4,000	AstraZeneca plc	288,262	282,523
5,000	Bayer AG	322,323	681,544
9,300	Novartis AG	441,363	862,514
7,500	Novo Nordisk A/S, Cl. B	266,515	317,248
3,900	Roche Holding AG, Genusschein	508,422	1,056,675
23,400	Smith & Nephew plc	222,443	421,962

	TOTAL HEALTH CARE	2,049,328	3,622,466

	INDUSTRIALS — 13.1%
15,624	CNH Industrial NV	120,910	125,930
3,600	FANUC Corp.	365,783	593,569
12,700	Jardine Matheson Holdings Ltd.	481,424	771,707
20,500	Komatsu Ltd.	481,471	453,213
11,000	Nabtesco Corp.	222,566	265,855

Shares		Cost	Market Value
8,300	Park24 Co. Ltd.	$151,671	$122,187
20,000	Rolls-Royce Holdings plc	384,323	268,677
2,900	SMC Corp.	388,386	760,450

	TOTAL INDUSTRIALS	2,596,534	3,361,588

	MATERIALS — 10.2%
6,850	Agnico Eagle Mines Ltd.	378,553	170,497
2,200	Air Liquide SA	252,368	272,228
13,110	BHP Billiton plc	422,723	280,965
100,000	Glencore plc	386,890	461,584
13,700	Newcrest Mining Ltd.†	478,527	122,149
13,925	Rio Tinto plc	478,307	641,903
6,000	Shin-Etsu Chemical Co. Ltd.	340,739	390,599
900	Syngenta AG	281,556	289,492

	TOTAL MATERIALS	3,019,663	2,629,417

	FINANCIALS — 9.3%
20,000	Cheung Kong (Holdings) Ltd.	233,061	334,937
225,000	China Minsheng Banking Corp. Ltd., Cl. H	264,238	294,147
23,000	Kinnevik Investment AB, Cl. B	475,975	747,942
13,000	Prudential plc	295,656	300,554
9,200	Schroders plc	206,137	382,374
114,700	Swire Properties Ltd.	274,295	337,495

	TOTAL FINANCIALS	1,749,362	2,397,449

	INFORMATION TECHNOLOGY — 5.3%
1,800	Keyence Corp.	282,796	802,071
2,600	Murata Manufacturing Co. Ltd.	252,109	283,715
75,000	Yahoo! Japan Corp.	288,764	268,794

	TOTAL INFORMATION TECHNOLOGY	823,669	1,354,580

	ENERGY — 2.9%
14,000	BG Group plc	307,585	187,344
25,600	BP plc	188,543	162,498
3,400	Imperial Oil Ltd.	142,111	146,471
3,000	Schlumberger Ltd.	240,058	256,230

	TOTAL ENERGY	878,297	752,543

	TELECOMMUNICATION SERVICES — 2.3%
4,000	SoftBank Corp.	305,364	238,093
14,000	Vivendi SA	330,956	348,468

	TOTAL TELECOMMUNICATION SERVICES	636,320	586,561

	TOTAL COMMON STOCKS	18,881,664	25,699,106

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — December 31, 2014

	Cost	Market Value
TOTAL INVESTMENTS — 99.9%	$18,881,664	$25,699,106

Other Assets and Liabilities (Net) — 0.1%		37,975

NET ASSETS — 100.0%.		$25,737,081

†	Non-income producing security.

Geographic Diversification	% of Market Value	Market Value
Europe	58.0%	$14,893,442
Japan	26.2	6,739,047
Asia/Pacific	10.3	2,652,610
South Africa	3.3	840,809
North America	2.2	573,198

	100.0%	$25,699,106

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Assets and Liabilities

December 31, 2014

Assets:
Investments, at value (cost $18,881,664)	$25,699,106
Foreign currency, at value (cost $15)	15
Receivable for investments sold	102,990
Receivable for Fund shares sold	83,683
Dividends receivable	100,723
Prepaid expenses	24,033

Total Assets	26,010,550

Liabilities:
Payable to custodian	2,136
Payable for Fund shares redeemed	20,935
Payable for investment advisory fees	20,887
Payable for distribution fees	5,339
Line of credit payable	156,000
Payable for legal and audit fees	39,661
Other accrued expenses	28,511

Total Liabilities	273,469

Net Assets
(applicable to 1,221,801 shares outstanding)	$25,737,081

Net Assets Consist of:
Paid-in capital	$18,923,356
Accumulated net investment loss	(20,403)
Accumulated net realized gain on investments and foreign currency transactions	23,844
Net unrealized appreciation on investments	6,817,442
Net unrealized depreciation on foreign currency translations	(7,158)

Net Assets	$25,737,081

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($22,155,601 ÷ 1,051,746 shares outstanding; 375,000,000 shares authorized)	$21.07

Class A:
Net Asset Value and redemption price per share ($529,745 ÷ 24,675 shares outstanding; 250,000,000 shares authorized)	$21.47

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.78

Class C:
Net Asset Value and offering price per share ($486,872 ÷ 25,012 shares outstanding; 125,000,000 shares authorized)	$19.47 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($2,564,863 ÷ 120,368 shares outstanding; 125,000,000 shares authorized)	$21.31

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2014

Investment Income:
Dividends (net of foreign withholding taxes of $29,148)	$658,777
Interest	33

Total Investment Income	658,810

Expenses:
Investment advisory fees	286,360
Distribution fees - Class AAA	60,710
Distribution fees - Class A	2,035
Distribution fees - Class C	5,631
Legal and audit fees	49,794
Registration expenses	47,359
Shareholder communications expenses	44,138
Custodian fees	41,788
Shareholder services fees	17,096
Directors’ fees	17,000
Interest expense	1,032
Miscellaneous expenses	52,120

Total Expenses	625,063

Less:
Expenses reimbursed by Adviser (See Note 3)	(9,385)

Net Expenses	615,678

Net Investment Income	43,132

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	876,236
Net realized loss on foreign currency transactions	(6,715)

Net realized gain/(loss) on investments and foreign currency transactions	869,521

Net change in unrealized appreciation/depreciation:
on investments	(2,426,906)
on foreign currency translations	(9,573)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,436,479)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,566,958)

Net Decrease in Net Assets Resulting from Operations	$(1,523,826)

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Operations:
Net investment income/(loss)	$43,132	$(24,443)
Net realized gain on investments and foreign currency transactions	869,521	1,603,142
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,436,479)	1,714,931

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,523,826)	3,293,630

Distributions to Shareholders:
Net realized gain
Class AAA	(776,609)	(1,263,009)
Class A	(18,325)	(37,198)
Class C	(18,409)	(22,901)
Class I	(91,043)	(138,295)

Total Distributions to Shareholders	(904,386)	(1,461,403)

Capital Share Transactions:
Class AAA	(1,671,599)	(2,469,626)
Class A	(177,423)	262,829
Class C	96,292	(17,123)
Class I	(130,286)	525,434

Net Decrease in Net Assets from Capital Share Transactions	(1,883,016)	(1,698,486)

Net Increase/(Decrease) in Net Assets	(4,311,228)	133,741
Net Assets:
Beginning of year	30,048,309	29,914,568

End of year (including undistributed net investment income of $0 and $0, respectively)	$25,737,081	$30,048,309

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
			Net
			Realized and												Operating	Operating
	Net Asset	Net	Unrealized			Net					Net Asset		Net Assets	Net	Expenses	Expenses
Year	Value,	Investment	Gain (Loss)	Total from	Net	Realized	Return				Value,		End	Investment	Before	Net of	Portfolio
Ended	Beginning	Income	on	Investment	Investment	Gain on	of		Total	Redemption	End of	Total	of Year	Income	Reimburse-	Reimbrse-	Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Income	Investments	Capital		Distributions	Fees(a)(b)	Year	Return†	(in 000’s)	(Loss)	ments	ments	Rate
Class AAA
2014	$23.08	$0.02	$(1.27)	$(1.25)	—	$(0.76)	—		$(0.76)	—	$21.07	(5.5)%	$22,155	0.10%	2.19%	2.19%	12%
2013	21.66	(0.02)	2.62	2.60	—	(1.18)	—		(1.18)	—	23.08	12.1	25,898	(0.09)	2.24	2.24	13
2012	20.05	0.15	3.32	3.47	$(0.19)	(1.67)	—		(1.86)	$0.00	21.66	17.4	26,740	0.68	2.14	2.14	15
2011	22.59	(0.03)	(2.22)	(2.25)	(0.02)	(0.26)	$(0.01)		(0.29)	0.00	20.05	10.0	40,182	(0.12)	2.10	2.10	12
2010	19.39	(0.06)	3.78	3.72	—	(0.52)	—		(0.52)	—	22.59	19.2	29,666	(0.30)	2.38	2.38	14
Class A
2014	$23.50	$0.03	$(1.30)	$(1.27)	—	$(0.76)	—		$(0.76)	—	$21.47	(5.4)%	$530	0.12%	2.19%	2.19%	12%
2013	22.04	(0.04)	2.68	2.64	—	(1.18)	—		(1.18)	—	23.50	12.1	775	(0.17)	2.24	2.24	13
2012	20.37	0.11	3.43	3.54	$(0.20)	(1.67)	—		(1.87)	$0.00	22.04	17.5	473	0.50	2.14	2.14	15
2011	22.93	(0.02)	(2.26)	(2.28)	(0.02)	(0.26)	$(0.00	)(b)	(0.28)	0.00	20.37	(9.9)	334	(0.10)	2.10	2.10	12
2010	19.68	(0.06)	3.83	3.77	—	(0.52)	—		(0.52)	—	22.93	19.1	282	(0.30)	2.38	2.38	14
Class C
2014	$21.55	$(0.14)	$(1.18)	$(1.32)	—	$(0.76)	—		$(0.76)	—	$19.47	(6.2)%	$487	(0.65)%	2.94%	2.94%	12%
2013	20.44	(0.17)	2.46	2.29	—	(1.18)	—		(1.18)	—	21.55	11.3	442	(0.82)	2.99	2.99	13
2012	19.07	(0.05)	3.20	3.15	$(0.11)	(1.67)	—		(1.78)	$0.00	20.44	16.6	435	(0.23)	2.89	2.89	15
2011	21.63	(0.22)	(2.08)	(2.30)	—	(0.26)	—		(0.26)	0.00	19.07	(10.6)	173	(1.10)	2.85	2.85	12
2010	18.73	(0.21)	3.63	3.42	—	(0.52)	—		(0.52)	—	21.63	18.2	27	(1.08)	3.13	3.13	14
Class I
2014	$23.20	$0.16	$(1.29)	$(1.13)	—	$(0.76)	—		$(0.76)	—	$21.31	(4.9)%	$2,565	0.69%	1.94%	1.63%	12%
2013	21.71	0.03	2.64	2.67	—	(1.18)	—		(1.18)	—	23.20	12.4	2,933	0.13	1.99	1.99	13
2012	20.10	0.17	3.37	3.54	$(0.26)	(1.67)	—		(1.93)	$0.00	21.71	17.7	2,267	0.77	1.89	1.89	15
2011	22.62	0.05	(2.24)	(2.19)	(0.05)	(0.26)	$(0.02)		(0.33)	0.00	20.10	(9.7)	1,405	0.23	1.85	1.85	12
2010	19.37	(0.01)	3.78	3.77	—	(0.52)	—		(0.52)	—	22.62	19.4	1,508	(0.07)	2.13	2.13	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements

1. Organization. GAMCO International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary	$867,299	$3,884,023	$4,751,322
Industrials	125,930	3,235,658	3,361,588
Materials	170,497	2,458,920	2,629,417
Energy	402,701	349,842	752,543
Other Industries (a)	—	14,204,236	14,204,236
Total Common Stocks	1,566,427	24,132,679	25,699,106
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,566,427	$24,132,679	$25,699,106

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the year ended December 31, 2014, certain foreign securities were transferred from Level 1 to Level 2 due to the application of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $23,694,407 or 78.85% of net assets as of December 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2014 or 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and reclassifications of gains on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2014, reclassifications were made to increase accumulated net investment loss by $182 and increase accumulated net realized gain on investments and foreign currency transactions by $182.

The tax character of distributions paid durning the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$62,739	$94,418
Net long term capital gains	841,647	1,366,985

Total distributions paid	$904,386	$1,461,403

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$56,678
Undistributed long term capital gains	3,738
Net unrealized appreciation on investments and foreign currency translations	6,753,309

Total	$6,813,725

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2014, the temporary differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$18,938,639	$8,123,055	$(1,362,588)	$6,760,467

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser, effective August 25, 2014, has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2016 at no more than 1.00% of the value of its average daily net assets. For the year ended December 31, 2014, the Adviser reimbursed the Fund in the amount of $9,385.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2014, other than short term securities and U.S. Government obligations, aggregated $3,282,642 and $6,016,454, respectively.

6. Transactions with Affiliates. During the year ended December 31, 2014, the Distributor retained a total of $540 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the year ended December 31, 2014.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2014, there was $156,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2014 was $63,671, with a weighted average interest rate of 1.12%. The maximum amount borrowed at any time during the year was $703,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2014 and 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	45,771	$1,039,777	60,526	$1,370,162
Shares issued upon reinvestment of distributions	32,934	703,794	50,402	1,143,111
Shares redeemed	(149,107)	(3,415,170)	(223,445)	(4,982,899)

Net decrease	(70,402)	$(1,671,599)	(112,517)	$(2,469,626)

Class A
Shares sold	8,717	$206,059	14,359	$328,341
Shares issued upon reinvestment of distributions	803	17,495	1,055	24,367
Shares redeemed	(17,838)	(400,977)	(3,901)	(89,879)

Net increase/(decrease)	(8,318)	$(177,423)	11,513	$262,829

Class C
Shares sold	10,035	$214,005	4,491	$94,878
Shares issued upon reinvestment of distributions	538	10,626	746	15,787
Shares redeemed	(6,087)	(128,339)	(6,005)	(127,788)

Net increase/(decrease)	4,486	$96,292	(768)	$(17,123)

Class I
Shares sold	18,881	$437,518	37,836	$875,581
Shares issued upon reinvestment of distributions	4,158	89,900	5,970	136,127
Shares redeemed	(29,101)	(657,704)	(21,759)	(486,274)

Net increase/(decrease)	(6,062)	$(130,286)	22,047	$525,434

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

GAMCO International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GAMCO International Growth Fund, Inc. (the “Fund”), as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 25, 2015

GAMCO International Growth Fund, Inc.

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO International Growth Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

INTERESTED DIRECTORS[3]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 72	Since 1994	28

Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/ GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.

Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group, Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

INDEPENDENT DIRECTORS[5]:

Anthony J. Colavita Director Age: 79	Since 1994	37	President of the law firm of Anthony J. Colavita, P.C.	—
Werner J. Roeder, MD Director Age: 74	Since 1994	23	Former Medical Director of Lawrence Hospital and practicing private physician	—
Anthonie C. van Ekris Director Age: 80	Since 1994	20	Chairman and Chief Executive Officer of BALMAC International, Inc. (commodities and futures trading)	—
Salvatore J. Zizza Director Age: 69	Since 2004	31

Chairman of Zizza & Associates Corp. (financial consulting); Chairman of Metropolitan Paper Recycling, Inc. (recycling) (since 2005); Chairman of Harbor Diversified, Inc. (pharmaceuticals) (since 1999); Chairman of BAM (semiconductor and aerospace manufacturing) (since 2000); Chairman of Bergen Cove Realty Inc. (since 2002)

Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified, Inc. (pharmaceuticals); Chairman of Bion Environmental Technologies (technology) (2005-2007); Director, Chairman, and CEO of General Employment Enterprises (staffing services) (2009-2012)

GAMCO International Growth Fund, Inc.

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:
Bruce N. Alpert President Age: 63	Since 2006

Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; and an Officer of registered investment companies in the Gabelli/GAMCO Fund Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc.
1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Andrea R. Mango Secretary Age: 42	Since November 2013	Counsel of Gabelli Funds, LLC; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company 2011-2013; Vice President and Counsel of Deutsche Bank 2006-2011
Agnes Mullady Treasurer Age: 56	Since 2006

President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Fund Complex

Richard J. Walz Chief Compliance Officer Age: 55	Since November 2013	Chief Compliance Officer of the Gabelli/GAMCO Fund Complex; Chief Compliance Officer of AEGON USA Investment Management LLC 2011-2013; Chief Compliance Officer of Cutwater Asset Management 2004-2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

2014 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2014, the Fund paid to shareholders ordinary income distributions (comprised of short term capital gains) totaling $0.053, $0.053, $0.053, and $0.053 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $841,647, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 0.02% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004. Also for the year 2014, the Fund passed through foreign tax credits of $0.038 per share to Class AAA, Class A, Class C, and Class I Shares.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q414AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,700 for 2013 and $29,500 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,719 for 2013 and $3,816 for 2014. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns and fees relate to Passive Foreign Investment Company identification database subscription fees, billed on an annual basis.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $33,520 for 2013 and $37,645 for 2014.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/06/2015

* Print the name and title of each signing officer under his or her signature.